Loans and borrowings, including leases - Summary of future maturities of loans and borrowings, net of borrowing (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Current	$ 450,535	$ 448,297	$ 523,159
Non-current	3,604,492	3,252,616	2,711,147
Total loans and borrowings	4,055,027	$ 3,700,913	$ 3,234,306
Loans
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	1,098,885
Total loans and borrowings	1,098,885
Financial Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	45,359
Total loans and borrowings	76,987
Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	2,460,248
Total loans and borrowings	2,879,155
2026 [member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Current	450,535
2026 [member] | Financial Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Current	31,628
2026 [member] | Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Current	418,907
2027 [member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	426,429
2027 [member] | Financial Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	20,966
2027 [member] | Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	405,463
2028 [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	412,755
2028 [Member] | Financial Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	18,617
2028 [Member] | Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	394,138
2029 [member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	832,118
2029 [member] | Loans
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	489,616
2029 [member] | Financial Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	5,776
2029 [member] | Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	336,726
2030 [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	309,693
2030 [Member] | Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	309,693
2031 and thereafter [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	1,623,497
2031 and thereafter [Member] | Loans
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	609,269
2031 and thereafter [Member] | Lease [Member]
Disclosure Of Future Maturities Of Loan And Borrowing [Line Items]
Non-current	$ 1,014,228